Sullivan & Worcester LLP	T 212 660 3000
1290 Avenue of the Americas	F 212 660 3001
New York, NY 10104	www.sandw.com

April 20, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust (the “Trust”)

-Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A. The sole purpose of this filing is to add the investment subadvisory agreement between Franklin Advisers, Inc. and MetLife Advisers, LLC with respect to the Met/Franklin Low Duration Total Return Portfolio as an exhibit to the Trust’s registration statement.

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3067.

Very truly yours,

/s/ Matthew J. Van Wormer

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.